UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09607

Fairholme Funds, Inc.
(Exact name of registrant as specified in charter)

1001 Brickell Bay Drive,
Suite 3112
Miami, FL 33131
(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz
1001 Brickell Bay Drive, Suite 3112
Miami, FL 33131
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: February 28, 2007

Item 1. Schedule of Investments.

	The Fairholme Fund
			SCHEDULE OF INVESTMENTS
			February 28, 2007 (Unaudited)

	Shares			Market Value
		DOMESTIC EQUITY SECURITIES - 51.57%
		BUILDING MATERIALS - 2.95%
	2,378,400	USG Corp.*		$ 128,885,496

		CARPET - FLOOR COVERINGS - 4.91%
	2,452,000	Mohawk Industries, Inc.*		214,599,040

		DIVERSIFIED HOLDING COMPANIES - 21.25%
	6,810	Berkshire Hathaway, Inc. Class A*		723,153,900
	18,440	Berkshire Hathaway, Inc. Class B*		64,964,120
	4,995,674	Leucadia National Corp.		141,427,531
				929,545,551

		ENERGY PIPELINES - 0.95%
	1,611,300	Spectra Energy Corp.		41,458,749

		INDUSTRIAL VALVES - 2.78%
	36,000	Mueller Water Products, Inc. Class A (a)		536,400
	8,155,100	Mueller Water Products, Inc. Class B (a)		121,021,684
				121,558,084

		INSURANCE BROKERS - 0.70%
	1,042,400	Marsh & McLennan Cos., Inc.		30,667,408

		METAL MINING - 2.81%
	983,600	Phelps Dodge Corp.		122,861,476

		NEWSPAPERS: PUBLISHING AND PRINTING - 0.05%
	48,645	Daily Journal Corp.*		1,987,635

		PAY TELEVISION SERVICES - 8.74%
	9,418,324	EchoStar Communications Corp.*		382,383,954

		REAL ESTATE OPERATIONS - 0.14%
	103,768	Homefed Corp.		6,226,080

		REFINED PRODUCTS - 0.48%
	516,253	Calumet Specialty Products Partners, L.P.		21,212,836

		RETAIL DEPARTMENT STORES - 3.12%
	757,671	Sears Holdings Corp.*		136,570,198

		TELECOMMUNICATIONS - 2.69%
	1,310,500	IDT Corp.*		17,901,430
	5,660,000	IDT Corp. Class B*		73,919,600
	1,335,486	USA Mobility, Inc.*		25,881,718
				117,702,748
		TOTAL DOMESTIC EQUITY SECURITIES		2,255,659,255
		(Cost $1,820,703,017)

		FOREIGN EQUITY SECURITIES - 22.05%
		BERMUDA - 0.09%
		PROPERTY AND CASUALTY INSURANCE - 0.09%
	7,000	White Mountains Insurance Group Ltd. (b)		4,024,020

		CANADA - 21.63%
		OIL AND GAS DRILLING - 2.81%
	7,621,000	Ensign Energy Services, Inc. (a)		123,085,405

		OIL AND GAS PRODUCERS - 18.82%
	11,310,600	Canadian Natural Resources Ltd.		568,923,180
	8,483,000	Penn West Energy Trust		254,235,510
				823,158,690
		TOTAL CANADA		946,244,095

		UNITED KINGDOM - 0.33%
		INVESTMENT TRUST - 0.33%
	4,076,876	JZ Equity Partners PLC		14,413,562

	TOTAL FOREIGN EQUITY SECURITIES (COST $920,026,743)			964,681,677

		MISCELLANEOUS INVESTMENTS - 4.22% (c)
	TOTAL MISCELLANEOUS INVESTMENTS			184,640,655
	(COST $172,696,102)

	Principal
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 19.81%
	100,000,000	T-Bill 4.91%(d), 03/01/2007		100,000,000
	100,000,000	T-Bill 4.88%(d), 03/08/2007		99,906,472
	100,000,000	T-Bill 4.92%(d), 03/22/2007		99,717,375
	100,000,000	T-Bill 4.95%(d), 03/29/2007		99,621,222
	150,000,000	T-Bill 5.02%(d), 04/05/2007		149,280,313
	100,000,000	T-Bill 5.03%(d), 04/12/2007		99,422,500
	100,000,000	T-Bill 5.08%(d), 04/19/2007		99,320,806
	120,000,000	T-Bill 5.05%(d), 04/26/2007		119,074,133
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS			866,342,821
	(COST $866,342,821)

	Shares
		MONEY MARKET FUNDS - 3.52%
	153,998,322	Fidelity Institutional U.S. Treasury I Fund, 5.130% (d)		153,998,322
	TOTAL MONEY MARKET FUNDS (COST $153,998,322)			153,998,322
	TOTAL INVESTMENTS (COST $3,933,767,005) - 101.17%			4,425,322,730
		LIABILITIES IN EXCESS OF
		OTHER ASSETS, NET - (1.17%)		(51,262,957)
	NET ASSETS - 100.00%			$ 4,374,059,773

Percentages are stated as a percent of net assets.

*	Non-income producing securities.
(a)	Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
(b)	Income from White Mountains Insurance Group Ltd., an investment affiliated with Bruce R. Berkowitz,
	a Director of the Fund, totaled $14,000 for the three months ended February 28, 2007.
(c)	Represents previously undisclosed securities which the Fund has held for less than one year.
(d)	Rates shown are the effective yields as of February 28, 2007.

		The cost basis of investments for federal income tax purposes at February 28, 2007 was as follows:

		Cost of investments	$ 3,937,016,613
		Gross unrealized appreciation	541,544,275
		Gross unrealized depreciation	(53,238,158)
			$ 4,425,322,730

Other Affiliates *

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in the Fairholme Fund as of February 28, 2007 amounted to $244,643,489 representing 5.59% of net assets. Transactions in the Fairholme Fund during the period ended February 28, 2007 in which the issuer was an "affiliated person" are as follows:

	Mueller Water	Mueller Water	Ensign Energy
	Products, Inc. - Class B	Products, Inc. - Class A	Services, Inc.	Total

November 30, 2006
Balance
Shares	—	—	7,124,100
Cost	$—	$—	$131,539,592	$131,539,592

Gross Additions
Shares	8,155,100	36,000	496,900
Cost	$119,637,614	$528,866	$7,806,916	$127,973,396

Gross Deductions
Shares	—	—	—
Cost	$—	$—	$—	$—

February 28, 2007
Balance
Shares	8,155,100	36,000	7,621,000
Cost	$119,637,614	$528,866	$139,346,508	$259,512,988

Market Value	$121,021,684	$536,400	$123,085,405	$244,643,489

Realized gain (loss)	$—	$—	$—	$—

Investment income	$142,714	$630	$415,542	$558,886

*	As a result of the Fairholme Fund's beneficial ownership of the common stock of this company, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this request.

(b)
There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached hereto as Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fairholme Funds, Inc.

By: /s/Bruce Berkowitz
Bruce Berkowitz, President

Date:    4/26/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Bruce Berkowitz
Bruce Berkowitz, President

Date:    4/26/2007

By: /s/Keith Trauner
Keith Trauner, Treasurer

Date:    4/26/2007